Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,981	1,972
Effect of stock lending	30	30
Effect of delivery of treasury shares	1	2
Weighted average number of ordinary and restricted shares at 30 June	2,012	2,004
Effect of share options, warrants and restricted stock units	35	41
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2,047	2,045
Profit attributable to equity holders of AB InBev	$ 1,692	$ 2,458	[1]
Net impact of exceptional items on profit (refer to Note 7)	1,168	466	[1]
Profit before exceptional items, attributable to equity holders of AB InBev	2,860	2,924	[1]
Mark-to-market losses/(gains) on certain derivatives related to the hedging of share-based payment programs (refer to Note 8)	(162)	(348)	[1]
Hyperinflation impacts	(26)	30	[1]
Underlying profit	$ 2,672	$ 2,606	[1]
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 30 June	2,012	2,004

[1]	Amended to conform to 2022 presentation.